Assets Pledged as Collateral for Bank Loans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Land USD ($)	Mar. 31, 2012 Land JPY (¥)	Mar. 31, 2011 Land JPY (¥)	Mar. 31, 2012 Buildings USD ($)	Mar. 31, 2012 Buildings JPY (¥)	Mar. 31, 2011 Buildings JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral	$ 20,750	¥ 1,710,000	¥ 1,263,000	$ 11,552	¥ 952,000	¥ 803,000	$ 9,198	¥ 758,000	¥ 460,000